Financial Instruments (Details 1) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Total accounts receivable	$ 739,248	$ 172,121
Advance receivable [Member]
IfrsStatementLineItems [Line Items]
Current	140,746	59,235
Total trade accounts receivable	659,009	119,939
Other receivables	80,239	60,182
Total accounts receivable	739,248	172,121
Advance receivable [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	423,153	49,204
Advance receivable [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 95,110	$ 3,500